Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 USD ($) yr shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 USD ($) yr shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price | $ / shares					$ 59.41		$ 60
Weighted average fair value per option granted | $ / shares	$ 12.89		$ 13.84		$ 12.89		$ 13.84
Total fair value of options issued | $		$ 3,000		$ 3,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield						1.39%		1.32%
Expected volatility						30.00%		35.00%
Risk-free interest rate						3.40%		1.72%
Expected option life, in years | yr						3		3
Number of options issued during the period | shares						316,580		283,440
Total fair value of options issued | $						$ 2,972		$ 3,069